LINCOLN BENEFIT LIFE

Sonya S. Ekart

Associate Counsel

Law & Regulation Department

March 21, 2008

Sonny Oh

Staff Attorney

Office of Insurance Products

United States Securities and

Exchange Commission

Washington, D. C. 20549

RE: Lincoln Benefit Life Company:

Lincoln Benefit Life Variable Life Account - TotalAccumulator

Initial Registration Statement filed on Form N-6

File Nos.: 811-09154 and 333-148224

Dear Mr. Oh:

Please find below responses to the SEC’s comments to the above-referenced filing provided in your correspondence dated February 14, 2008. We believe that we have addressed all of the comments. We have provided the original comment first and then our response.

GENERAL

1.

Please disclose to the staff whether there are any types of guarantees or support agreements with third parties to support any of the company’s guarantees under the policy or whether the company will be primarily responsible for paying out on any guarantees associated with the policy.

Response: The company will be primarily responsible for paying out any guarantees.

2.

In light of the creation of the Financial Industry Regulatory Authority, through the consolidation of the National Association of Securities Dealers (“NASD”) and the member regulation, enforcement, and arbitration functions of the New York Stock Exchange, please revise any references to the NASD in the registration statement accordingly.

Response: The prospectus has been revised accordingly. Please see page 51.

3.	Please note that the contract name on the front cover page of the prospectus must be the same as the EDGAR class identifier associated with the contract.

Response: The prospectus has been revised accordingly.

FACING SHEET

4.	Please provide the depositor’s telephone number, including area code and note that a P.O. Box has been provided as the address for its principal offices.

Response: The prospectus has been revised accordingly.

FRONT AND BACK COVER PAGE

5.	Please provide more detail as to the type of variable contracts that are being offered, e.g., group and/or individual; non-qualified and/or qualified. Item 1(a).

Response: The prospectus has been revised to state the policy is an individual policy. Please see the front cover page. The policy can be used for a non-qualified or qualified purpose. As a result, we have not specifically identified it as a non-qualified or qualified policy.

6.	Please include the registrant’s Investment Company Act file number on the back cover page in accordance with Item 1(b)(4).

Response: The prospectus has been revised accordingly. Please see page 51.

Also given that more than one contract is issued through the separate account, please consider including the file number under the Securities Act of 1933.

Response: The prospectus has been revised accordingly. Please see page 51.

PROSPECTUS

7.

Please disclose under “7. How are my Premiums Allocated?” on page 4 and/or the fuller discussion under “Application for a Policy” on page 12 and “Allocation of Premiums” on page 13, where premiums are held when allocations are delayed due to outstanding requirements to place a policy in force or pending underwriting requirements.

Response: The prospectus has been revised accordingly. Please see pages 4 and 18.

Please also disclose under “7. How are my Premiums Allocated?” on page 4 and “Can I Cancel my Policy” on page 5, as you do on page 13, that initial premium payments will be allocated to the Fixed Account during the free-look period and how interest credited to the Fixed Account, as described on page 22, will be treated if a purchaser exercises his free-look right.

Response: The prospectus has been revised accordingly. Please see pages 4 and 5.

8.	Please disclose under “9. What are the Death Benefit Options?” on page 4 that death benefits may be subject to estate taxes.

Response: The prospectus has been revised accordingly. Please see page 5.

9. Fee Tables

a.	Please revise all applicable charges provided under the “Amount Deducted” column of each table so that so that the higher rate precedes the lower rate.

Response: The prospectus has been revised accordingly. Please see pages 8-11.

b.	Please revise the presentation of charges to follow the order specified in Item 3.

Response: The prospectus has been revised accordingly. Please see pages 8-11.

c.	Transaction Fees Table
i.	To help eliminate some of the prose in order to present the charges as succinctly as possible, please delete the “Minimum and Maximum Initial Surrender Charge” in the left column.

Response: The prospectus has been revised accordingly. Please see page 8.

ii.

Please revise footnote 1 to account for the applicable surrender charge percentage that is part of the calculation of the surrender charge amount as discussed in the last paragraph on page 32 (with example following on next page).

Response: The prospectus has been revised accordingly. Please see page 8.

iii.	Please reconcile the amount of the Partial Withdrawal Service Fee provided in the table with that provided under “Partial Withdrawal” on page 29 and in the fuller discussion of charges on page 32.

Response: The prospectus has been revised accordingly. Please see page 34.

iv.	Please make it clear that the Surrender Charge and Partial Withdrawal Charge may be assessed simultaneously.

Response: A Surrender Charge and Partial Withdrawal Charge would not be assessed simultaneously. As a result, pages 8 and 39 have been revised to clarify this provision.

v.	If applicable, please disclose the range of premium taxes pursuant to Item 3 of Form N-6.

Response: Premium taxes are not directly passed through to the owner. As a result, they have not been included in the prospectus.

d.	Periodic Charges Other than Fund Operating Expenses
i.	Please disclose what the “Net Amount at Risk” is in the first row of the first column.

Response: The prospectus has been revised accordingly. Please see page 9, footnote 1.

ii.

Please consider revising the table so that there are 2 columns under “Amount Deducted” - one labeled Current Charges and one labeled Maximum Guaranteed Charges. This would aid in making the tables more readily understandable.

Response: The prospectus has been revised accordingly. Please see pages 9-11.

iii.	Please round all dollar amounts and percentages to the nearest hundredth. See General Instruction I (a) to Item 3 of Form N-6.

Response: The prospectus has been revised accordingly. Please see pages 8-11.

iv.

For charges that may vary according to individual characteristics and therefore involve a range of charges, please only provide the actual charge for one representative policy owner. It is unclear why a minimum and maximum charge is provided. Therefore, please revise all applicable amounts shown under the “Amount Deducted” column in this and the following Optional Benefit charges table accordingly. Instruction 3(h)(i) of Item 3.

Response: The prospectus has been revised accordingly. Please see pages 9-10.

v.	Please reconcile the Administrative Expense Charge provided in the table with that disclosed in the fuller discussion of charges on page 31.

Response: The prospectus has been revised accordingly. Please see page 9.

vi.	Please reconcile footnote 3 with the Mortality and Expense Risk charge provided in the table.

Response: The prospectus has been revised accordingly. Please see page 9.

vii.

If the Administrative Expense Charge varies based on policy owner characteristics, please add the disclosure required by General Instruction 3(b) to Item 3 of Form N-6. If not, please advise why you have disclosed the cost for a representative insured.

Response: The Administrative Expense Charge does not vary based on policy owner characteristics. The prospectus has been revised accordingly. Please see page 9.

viii.	It is unclear why the guaranteed minimum charge for each rider is not the same as the current minimum charge for each rider. Please advise or revise.

Response: The guaranteed minimum charges are based upon those provided by the 2001 CSO Mortality Table. The company has, in some circumstances, chosen to charge a rate lower than that provided by the 2001 CSO Mortality Table which is to the customer’s benefit. The prospectus has been revised to include a footnote explaining why the guaranteed minimum charge is higher than the current charge when that occurs. Please see pages 10-11.

ix.	Please include a line item disclosing the Guaranteed Insurability rider charge for a representative insured. See General Instruction 3(b) to Item 3 of Form N-6.

Response: The prospectus has been revised accordingly. Please see page 11.

x.

Please replace the N/As in the “When Charge is Deducted” and “Amount Deducted” columns for the Overloan Protection Rider with the information contained in footnote (8) and revise the preamble to the table accordingly.

Response: The prospectus has been revised accordingly. Please see page 11.

10.	Safety Net Premium
a.	The third paragraph discloses what the Safety Net Premium amounts are for the first policy year. Please also disclose what the Safety Net Premium amounts are for subsequent years.

Response: The prospectus has been revised accordingly. Please see page 17.

b.

You state that “[increases, decreases, partial withdrawals and death benefit option changes may also affect the monthly Safety Net Premium amount.” Please clarify what you mean by increases and decreases (i.e. increases and decreases in what?).

Response: The prospectus has been revised accordingly. Please see page 17.

c.	Please provide examples of how the change in Safety Net Premium would be calculated in each of the situations mentioned in comment (h) above and upon addition of an optional rider.

Response: The prospectus has been revised accordingly. Please see page 17.

11.	Policy Value - General

Please remove the phrase “and we are open for business” here and under “Transfers,” or provide the legal authority for including it.

Response: The prospectus has been revised accordingly. Please see page 18.

12.

Please clarify if there are any fees for the dollar cost averaging or portfolio rebalancing as discussed on page 15 and whether transfers pursuant to the programs will be counted towards the free transfers allowed under the policy or subject to transfer fees (you state the latter with respect to Portfolio Rebalancing only).

Response: The prospectus has been revised accordingly. Please see page 20.

13.	Trading Limitations
a.	If applicable, please provide appropriate disclosure with regard to omnibus accounts as required by Item 6(f)(4)(iii).

Response: The prospectus has been revised accordingly. Please see page 21,

b.	If true, please add a statement to the effect that you have entered into the information sharing agreements with the underlying portfolios required by Rule 22c-2 of the Investment Company Act of 1940.

Response: The prospectus has been revised accordingly. Please see page 22.

c.	Please disclose the potential that the portfolios will assess the redemption fees discussed under “Short Term Trading Fees” on page 15 in a footnote to the Transaction Fees table.

Response: The prospectus has been revised accordingly. Please see page 8, footnote 3.

14.	Investment and Fixed Account Options
a.

For consistency, please reconcile the use of “retail mutual funds” in the paragraph preceding the fund table at the top of page 18 with “publicly traded mutual funds” in the second paragraph following the table on page 21.

Response: The prospectus has been revised accordingly and now consistently references the term as “retail mutual funds”. Please see page 26.

Please bold or in some other way highlight the statement about where to obtain the portfolio prospectuses. See Item 4(d) of Form N-6.

Response: The prospectus has been revised accordingly. Please see page 22.

b.	Please disclose which of the investment options are fund of funds and state that expenses of a fund of funds may be higher than a regular fund due to the two tiered level of expenses.

Response: The prospectus has been revised accordingly. Please see page 26, footnote 3.

15.	Under “Voting Rights” on page 21, please disclose that the effect of proportional voting is that a small number of shareholders may determine the outcome of a vote.

Response: The prospectus has been revised accordingly. Please see page 27.

16.	SelectBalance Asset Allocation Program
a.

Please provide more information as to why you refer to the lbbotson Allocation Series Portfolios as a “program.” How, for example, do the portfolios differ from the other investment options under the contract? Can an investor allocate money into an Ibbotson ETF Allocation Series Portfolio without electing to participate in the program? What do you mean when you state that participation in the program may be limited if you select certain riders? Please expand your discussion.

Response: The prospectus has been revised accordingly. Please see pages 27-28.

b.	Please disclose when an investor must elect the program in order to participate in it.

Response: The prospectus has been revised accordingly. Please see page 28.

17.	Death Benefits and Optional Insurance Riders

Please expand the second paragraph to name the riders which may impact the death benefit.

Response: The prospectus has been revised accordingly. Please see page 28.

18.	Change to Face Amount

If true, please disclose that a reduction in the face amount may he subject to a partial withdrawal fee.

Response: A face amount reduction will not be subject to a partial withdrawal fee, even if the reduction triggers a mandatory withdrawal of funds from the policy.

19.	Optional Insurance Benefits

Please clarify at the beginning of this section whether any of the riders are mutually exclusive, how may of the riders may be concurrently elected by a contract owner, and any negative consequences to having more than one rider in effect at the same time.

Response: The prospectus has been revised accordingly. Please see page 30.

20.	Accelerated Death Benefit Rider, Terminal Illness

Please include the $150 administrative expense charge assessed for an accelerated benefit request in the applicable fee table.

Response: The prospectus has been revised accordingly. Please see page 11.

21.	Under “Policy Loans” on page 27, please disclose the different impact that a loan may have on the available death benefits.

Response: The prospectus has been revised accordingly. Please see page 33.

Please expand the second paragraph under “Loan Repayment on page 28 to explain the impact of the Safety Net Premium and Coverage Guarantee rider features.

Response: The prospectus has been revised accordingly. Please see page 33.

Please apply the same to the discussion under “Lapse and Restatement” beginning on page 29.

Response: The prospectus has been revised accordingly. Please see page 36.

23.	Surrenders and Withdrawals
a.	Please include examples showing: (a) the calculation of Net Surrender Value for a contract surrendered during the first policy year, including the impact of surrender and policy charges; (b) the calculation of the Death Benefit, Face Amount and Net Cash Surrender Value of a contract subject to a partial withdrawal during the second policy year; (c) the calculation of a Face Amount reduction due to a partial withdrawal occurring 12 months after a lace amount increase; and (d) the impact of a partial surrender on rider benefits.

Response: The prospectus has been revised accordingly. Please see pages 34-35.

b.	Please disclose the impact of any riders on surrenders or partial withdrawals.

Response: The prospectus has been revised accordingly. Please see pages 34-35.

24.	Surrender Charge on Increases in Initial Face Amount

It is unclear what you mean when you state “[w]e do not subtract any portion of the then applicable surrender charge from a partial withdrawal.” Please clarify.

Response: The prospectus has been revised accordingly. Please see page 39-40.

25.	For clarity, please provide a subcaption for the discussion of the Partial Withdrawal Service Fee on page 33 as it is a distinct charge associated with the policy.

Response: The prospectus has been revised accordingly. Please see page 39.

26.	Federal Taxes

Please confirm disclosure is fully compliant with ltem 12 and its instructions.

Response: The current disclosure is in compliance with Item 12 and its instructions.

27.	Please confirm that disclosure regarding “Legal Proceedings” on page 38 is current with respect to not only the registrant but also its principal underwriter and the depositor. Item 13.

Response: The current disclosure is current with respect to the registrant, principal underwriter and depositor. The prospectus has been revised accordingly. Please see page 44.

28.

Please note that any variations among various jurisdictions in which the policy is offered and sold should be disclosed in the prospectus. For example, please disclose which states require a minimum transfer amount as disclosed under “Transfers General” on page 14.

Response: The prospectus has been revised accordingly. Please see pages 5, 19 and 36.

29.

In the section “Illustration of Policy Values. Death Benefits, and Net Surrender Values” beginning on page 39, please clarify that the illustrations reflect the arithmetic averages of the expenses of all of the portfolios and confirm that the illustrations reflect all charges deducted under the policy.

Response: The illustrations reflect all charges deducted under the policy. The prospectus has been revised to clarify that the illustrations reflect the arithmetic averages of the expenses of all of the portfolios. Please see page 45.

30.	Under “Where You Can Find More Information” on page 44, please change the last four digits of the SEC’s Public Reference Section from 2001 to 0102.
Response: The prospectus has been revised accordingly. Please see page 51.
STATEMENT	OF ADDITIONAL INFORMATION

31.	Please disclose the principal business address of the independent public accounts in “Experts” and also comply with Item 17(c)(2) with regard to the registrant’s custodian.

Response: We cannot provide information regarding the independent public accountant as we have not yet received company financials on which they can base their opinion. As a result, we will provide information on the accountant in our subsequent pre-effective amendment.

32.	Please update table under “Distributor.”

Response: The Statement of Additional Information has been revised accordingly.

33.	Please confirm that the disclosure under “Distribution,” complies with item 20(c), for example, providing the exact amounts paid and the address of the applicable firms.

Response: The disclosure is in compliance with Item 20(c) and exact amounts and the address of the applicable firm has been included in the Statement of Additional Information.

PART C

34,	Please note that the actuarial opinion and consent filed herein is not responsive to Item 26(1)(3).

Response: A new actuarial opinion and consent has been filed that is responsive to Item 26(1)(3).

35.	The filing is an initial registration statement. Please revise the signature narrative accordingly.

Response: The signature narrative has been revised.

As you may know, this product has a companion product that will be offered in New York by Allstate Life Insurance Company of New York. A pre-effective amendment to the registration statement for that product has also been filed. Additional changes requested to the companion product filing have also been made to this filing as we believe that they are also appropriate for this filing. I will provide you by electronic mail with a courtesy copy of the prospectus that marks all changes made since the filing of the initial registration statement as well as a courtesy copy of the prospectus that is not marked.

Please also be aware that we are unable to provide company financial statements, and as a result, the public accounting firm opinions with this pre-effective amendment. As a result, we will be filing a subsequent pre-effective amendment when they become available.

Should you have any questions regarding our responses, please do not hesitate to contact me. Thank you for your consideration.

Sincerely,

Sonya S. Ekart

Associate Counsel